Related Party Transactions	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

	March 31, 2020	September 30, 2019

Loan from related party	$2,631,310	$1,956,986
Convertible Loans (B)	$9,000	$91,166
Total	$2,640,310	$2,048,152

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.

Executive Employment

On February 10, 2020, Kibush Capital Corp., a Nevada corporation (the “Company”) entered into an Employment Agreement (the “Agreement”) with Warren Sheppard (“Mr. Sheppard”) an individual. Pursuant to the terms and conditions of the Agreement, Mr. Sheppard shall continue to serve as the Company’s President, Chief Executive Officer, Chief Financial Officer, Principal Financial Officer and a member of the Board of Directors and shall assume such other positions as reasonably requested by the Board of Directors, commencing on January 1, 2020 for a term of Four (4) years, and shall have the option to be renewed for an additional one (1) year unless earlier terminated. In exchange for his services, Mr. Sheppard shall receive a yearly salary of $24,000.

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

	September 30, 2019	September 30, 2018

Loan from related party	$1,956,986	$1,737,566
Convertible Loans (B)	$91,166	$91,166
Total	$2,048,152	$1,828,732

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.